Schedule of sources and tax effects of the differences (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal income taxes at applicable statutory rates	$ (433,010)	$ (129,684)
Adjustment resulting from the tax effect of:
Foreign tax rate differential	92,191	11,407
Change in valuation allowance	288,457	760
Foreign taxation adjustment	58,570	49,040
Others	0	1,587
Total income tax benefit	$ 6,208	$ 66,890